LOANS RECEIVABLE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest income related to loans receivable	$ 11.4		$ 12.9			$ 38.1	$ 38.3
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest income related to loans receivable		$ 48.7		$ 36.5	$ 17.6